Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2023
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of these consolidated financial statements.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2023
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	35,935	449,278,983	113,862,934	102,479	10,959	563,291,290
Other current financial assets	—	57,180,139	10,537,499	18,996	—	67,736,634
Other current non-financial assets	3,055,257	69,227,975	27,260,077	593,326	360,690	100,497,325
Trade and other receivables, current	5,357,143	1,244,013,158	199,870,569	53,679	—	1,449,294,549
Current accounts receivable from related parties	—	5,340,093	32,373,527	12,560,505	—	50,274,125
Inventories	627,574	12,759,347	40,218,695	5,009,744	146,519	58,761,879
Current tax assets	-	73,779,644	7,333,950	-	1,863	81,115,457
Non-current assets or groups of assets for disposal classified as held for sale	—	-	-	—	—	-
TOTAL CURRENT ASSETS	9,075,909	1,911,579,339	431,457,251	18,338,729	520,031	2,370,971,259

NON-CURRENT ASSETS
Other non-current financial assets	1,838,328	9,764,057	-	—	—	11,602,385
Other non-current non-financial assets	79,460	238,284,871	29,533	—	—	238,393,864
Trade and other non-current receivables	30,745,450	353,276,892	519,655,799	—	-	903,678,141
Investments accounted for using the equity method	—	25,294,926	58,859	—	-	25,353,785
Intangible assets other than goodwill	—	112,207,320	82,682,099	—	120,081	195,009,500
Goodwill	—	849,345,650	35,119,008	—	—	884,464,658
Property, plant and equipment	—	3,437,454,240	3,400,624,560	—	12,106,020	6,850,184,820
Investment property	—	7,340,561	—	—	—	7,340,561
Right-of-use asset	217,535,040	32,890,521	11,875,392	6,751,602	—	269,052,555
Deferred tax assets	—	54,989,051	22,680,457	—	—	77,669,508
TOTAL NON CURRENT ASSETS	250,198,278	5,120,848,089	4,072,725,707	6,751,602	12,226,101	9,462,749,777

TOTAL ASSETS	259,274,187	7,032,427,428	4,504,182,958	25,090,331	12,746,132	11,833,721,036

	12-31-2022
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	32,892	745,956,809	128,804,370	176,894	242,734	875,213,699
Other current financial assets	—	2,856,333	657,001	16,882	—	3,530,216
Other current non-financial assets	3,065,209	161,803,844	26,263,120	502,775	1,005,404	192,640,352
Trade and other receivables, current	4,374,199	1,463,980,203	41,156,861	2,092	—	1,509,513,355
Current accounts receivable from related parties	—	3,741,016	20,048,882	232,478,706	—	256,268,604
Inventories	136,717	65,749,377	9,292,286	2,737,713	-	77,916,093
Current tax assets	-	112,755,098	7,803,269	-	-	120,558,367
Non-current assets or groups of assets for disposal classified as held for sale	—	28,333,006	268,627	—	—	28,601,633
TOTAL CURRENT ASSETS	7,609,017	2,585,175,686	234,294,416	235,915,062	1,248,138	3,064,242,319

NON-CURRENT ASSETS
Other non-current financial assets	1,458,904	58,368,736	-	—	—	59,827,640
Other non-current non-financial assets	70,036	78,178,092	28,213	—	—	78,276,341
Trade and other non-current receivables	20,988,425	114,670,586	554,563,222	—	925,412	691,147,645
Investments accounted for using the equity method	—	4,960,303	12,404,147	—	388,328	17,752,778
Intangible assets other than goodwill	—	109,744,724	81,674,736	—	21,803	191,441,263
Goodwill	—	849,345,650	34,267,779	—	—	883,613,429
Property, plant and equipment	—	3,212,229,418	3,345,829,232	—	14,295,344	6,572,353,994
Investment property	—	7,348,262	—	—	—	7,348,262
Right-of-use asset	208,921,326	17,988,526	-	6,788,580	—	233,698,432
Deferred tax assets	—	42,524,495	23,353,134	—	—	65,877,629
TOTAL NON CURRENT ASSETS	231,438,691	4,495,358,792	4,052,120,463	6,788,580	15,630,887	8,801,337,413

TOTAL ASSETS	239,047,708	7,080,534,478	4,286,414,879	242,703,642	16,879,025	11,865,579,732

	12-31-2023
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	42,031,748	164	572,983,003	—	—	—	—	615,014,915
Current lease liability	22,149,396	99,718	357,191	1,531,888	—	—	—	24,138,193
Trade and other current payables	9,300,520	1,105,027,430	339,850,625	10,075,306	238,084	-	—	1,464,491,965
Current accounts payable to related parties	—	6,712,011	161,400,415	294,455,151	—	10,889	—	462,578,466
Other current provisions	—	25,105,457	15,663	—	31,590	—	—	25,152,710
Current tax liabilities	—	155,757,190	4,350,022	—	—	—	—	160,107,212
Other current non-financial liabilities	—	33,056,546	7,903,913	1,466,297	8,127	—	—	42,434,883
TOTAL CURRENT LIABILITIES	73,481,664	1,325,758,516	1,086,860,832	307,528,642	277,801	10,889	—	2,793,918,344

NON-CURRENT LIABILITIES
Other non-current financial liabilities	196,122,880	—	1,708,390,061	—	—	—	—	1,904,512,941
Non-current lease liability	236,309,986	968,197	1,115,232	5,530,612	—	—	—	243,924,027
Trade and other non-current receivables	—	292,062,875	303,471,982	—	—	—	—	595,534,857
Non-Current accounts payable to related parties	—	—	1,034,791,219	—	—	—	—	1,034,791,219
Other long-term provisions	—	176,624,539	34,976,147	—	—	—	—	211,600,686
Deferred tax liabilities	—	31,195,552	141,317,111	—	—	—	—	172,512,663
Non-current provisions for employee benefits	—	61,930,822	889,222	—	—	—	—	62,820,044
Other non-current non-financial liabilities	—	53,219,983	—	—	—	—	—	53,219,983
TOTAL NON-CURRENT LIABILITIES	432,432,866	616,001,968	3,224,950,974	5,530,612	—	—	—	4,278,916,420

TOTAL LIABILITIES	505,914,530	1,941,760,484	4,311,811,806	313,059,254	277,801	10,889	—	7,072,834,764

	12-31-2022
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	40,274,963	83	28,244,737	—	—	—	—	68,519,783
Current lease liability	11,041,842	100,658	6,429,038	1,449,098	—	—	—	19,020,636
Trade and other current payables	27,565,082	1,336,917,391	371,476,401	7,596,123	324,415	—	13,497	1,743,892,909
Current accounts payable to related parties	—	234,496,436	448,393,609	263,608,529	-	—	—	946,498,574
Other current provisions	—	22,760,982	-	—	141,024	—	—	22,902,006
Current tax liabilities	—	327,612,098	6,724,272	—	—	—	—	334,336,370
Other current non-financial liabilities	—	28,318,088	4,499,888	486,941	16,685	—	—	33,321,602
TOTAL CURRENT LIABILITIES	78,881,887	1,950,205,736	865,767,945	273,140,691	482,124	—	13,497	3,168,491,880

NON-CURRENT LIABILITIES
Other non-current financial liabilities	225,557,282	—	1,958,245,974	—	—	—	—	2,183,803,256
Non-current lease liability	208,182,319	996,108	1,027,260	6,459,232	—	—	—	216,664,919
Trade and other non-current receivables	—	27,660	308,281,202	—	—	—	—	308,308,862
Non-Current accounts payable to related parties	—	—	1,147,096,713	—	—	—	—	1,147,096,713
Other long-term provisions	—	164,276,876	25,193,367	—	—	—	—	189,470,243
Deferred tax liabilities	—	36,601,749	162,414,745	—	—	—	—	199,016,494
Non-current provisions for employee benefits	—	62,699,415	-	—	—	—	—	62,699,415
Other non-current non-financial liabilities	—	1,088,647	—	—	—	—	—	1,088,647
TOTAL NON-CURRENT LIABILITIES	433,739,601	265,690,455	3,602,259,261	6,459,232	—	—	—	4,308,148,549

TOTAL LIABILITIES	512,621,488	2,215,896,191	4,468,027,206	279,599,923	482,124	—	13,497	7,476,640,429